Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Communication Services: 8.0%
129,569	(1),(2)	Alphabet, Inc. - Class A	$ 360,376,738	6.9
371,620	(2)	Take-Two Interactive Software, Inc.	57,132,859	1.1
			417,509,597	8.0

		Consumer Discretionary: 19.6%
138,291	(2)	Amazon.com, Inc.	450,821,746	8.6
50,212	(2)	Chipotle Mexican Grill, Inc.	79,436,890	1.5
269,994	(1),(2)	Etsy, Inc.	33,554,854	0.6
475,621	(2)	Expedia Group, Inc.	93,064,761	1.8
741,515		Nike, Inc. - Class B	99,778,258	1.9
85,471	(2)	O'Reilly Automotive, Inc.	58,544,216	1.1
792,052	(1)	Ross Stores, Inc.	71,649,024	1.4
674,470	(2)	Royal Caribbean Cruises Ltd.	56,507,097	1.1
76,641	(1),(2)	Tesla, Inc.	82,588,342	1.6
			1,025,945,188	19.6

		Consumer Staples: 3.2%
515,388		Constellation Brands, Inc.	118,704,164	2.2
342,093		Walmart, Inc.	50,944,490	1.0
			169,648,654	3.2

		Energy: 0.9%
346,832		Diamondback Energy, Inc.	47,543,730	0.9

		Financials: 2.0%
100,836		LPL Financial Holdings, Inc.	18,420,720	0.3
173,111		MSCI, Inc. - Class A	87,054,060	1.7
			105,474,780	2.0

		Health Care: 10.1%
1,745,321	(2)	Boston Scientific Corp.	77,300,267	1.4
317,576		Danaher Corp.	93,154,568	1.8
192,918	(1),(2)	DexCom, Inc.	98,696,849	1.9
638,371	(1)	Eli Lilly & Co.	182,810,303	3.5
762,863	(2)	Horizon Therapeutics Plc	80,260,816	1.5
			532,222,803	10.1

		Industrials: 6.1%
204,934		Ametek, Inc.	27,293,110	0.5
538,661		Eaton Corp. PLC	81,747,193	1.6
96,393		L3Harris Technologies, Inc.	23,950,769	0.4
611,814		Quanta Services, Inc.	80,520,841	1.5
94,612	(2)	TransDigm Group, Inc.	61,643,502	1.2
324,904		Waste Connections, Inc.	45,389,089	0.9
			320,544,504	6.1

		Information Technology: 43.8%
830,060	(2)	Advanced Micro Devices, Inc.	90,758,760	1.7
2,663,566		Apple, Inc.	465,085,259	8.9
228,419	(1),(2)	Bill.com Holdings, Inc.	51,803,145	1.0
298,132		CDW Corp.	53,332,834	1.0
399,135	(2)	Datadog, Inc.	60,456,979	1.1
191,496	(2)	Gartner, Inc.	56,962,400	1.1
92,984	(2)	HubSpot, Inc.	44,161,821	0.8
290,611		Intuit, Inc.	139,737,393	2.7
1,151,130		Marvell Technology, Inc.	82,547,532	1.6
1,993,140		Microsoft Corp.	614,504,994	11.7
189,175		Motorola Solutions, Inc.	45,818,185	0.9
700,648		Nvidia Corp.	191,178,813	3.6
174,265	(2)	Palo Alto Networks, Inc.	108,481,705	2.1
196,118	(2)	Paycom Software, Inc.	67,931,353	1.3
447,534		Qualcomm, Inc.	68,392,146	1.3
168,770	(2)	ServiceNow, Inc.	93,986,325	1.8
159,765	(2)	Zebra Technologies Corp.	66,094,781	1.2
			2,301,234,425	43.8

		Materials: 1.4%
583,436		Crown Holdings, Inc.	72,982,009	1.4

		Real Estate: 2.0%
323,925		ProLogis, Inc.	52,307,409	1.0
156,136		SBA Communications Corp.	53,726,398	1.0
			106,033,807	2.0

	Total Common Stock
	(Cost $4,491,860,430)		5,099,139,497	97.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
		Commercial Paper: 0.2%
450,000	(3)	Bank of Montreal, 0.220%, 04/18/2022	449,915	0.0
450,000	(3)	Bayeriche Landesbank of New York, 0.160%, 04/01/2022	449,996	0.0
400,000	(3)	Collateralized Commercial Paper V Co., LLC, 0.360%, 06/08/2022	399,327	0.0
475,000	(3)	Commonwealth Bank of Australia, 0.160%, 04/19/2022	474,912	0.0
325,000	(3)	Credit Suisse AG, -2.580%, 04/08/2022	325,061	0.0
375,000	(3)	Credit Suisse AG, 0.330%, 06/09/2022	374,426	0.0
450,000	(3)	DNB Bank ASA, 0.220%, 05/03/2022	449,871	0.0
2,544,000	(3)	Exxon Mobile Corporation, 0.290%, 04/01/2022	2,543,980	0.1
300,000	(3)	LMA-Americas LLC, 0.270%, 05/04/2022	299,822	0.0
450,000	(3)	Mitsubishi UFJ Trust and Banking Corp., 0.270%, 04/18/2022	449,916	0.0
350,000	(3)	Old Line Funding LLC, 0.250%, 04/27/2022	349,854	0.0
475,000	(3)	Santander UK PLC, 0.230%, 04/08/2022	474,964	0.0
325,000	(3)	Santander UK PLC, 0.290%, 05/03/2022	324,855	0.0
525,000	(3)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	524,982	0.1
300,000	(3)	Skandinaviska Enskilda Banken AB, 0.140%, 04/12/2022	299,967	0.0
275,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.290%, 04/08/2022	274,980	0.0
475,000	(3)	Toronto-Dominion Bank, 0.160%, 04/14/2022	474,942	0.0

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)

	Total Commercial Paper
	(Cost $8,941,770)		$ 8,941,770	0.2

		Floating Rate Notes: 0.2%
425,000	(3)	Bank of America N.A., 0.410%, 06/22/2022	424,816	0.0
450,000	(3)	Bank of America N.A., 0.380%, 07/06/2022	450,000	0.0
450,000	(3)	Bank of Nova Scotia, 0.410%, 07/12/2022	449,735	0.0
350,000	(3)	Bayeriche Landesbank of New York, 0.470%, 07/27/2022	349,765	0.0
425,000	(3)	Commonwealth Bank of Australia, 0.450%, 09/01/2022	424,621	0.0
425,000	(3)	Cooperatieve Rabobank U.A./New York, 0.420%, 06/21/2022	424,838	0.0
300,000	(3)	Cooperatieve Rabobank U.A./New York, 0.400%, 07/11/2022	299,818	0.0
475,000	(3)	Cooperatieve Rabobank U.A./New York, 0.410%, 08/03/2022	474,608	0.0
475,000	(3)	Credit Agricole, 0.410%, 08/04/2022	474,665	0.0
475,000	(3)	Credit Industriel et Commercial, 0.390%, 07/05/2022	474,732	0.0
375,000	(3)	Credit Industriel et Commercial, 0.410%, 07/07/2022	374,790	0.0
375,000	(3)	Credit Industriel et Commercial, 0.440%, 08/08/2022	374,712	0.0
500,000	(3)	Credit Suisse AG, 0.390%, 04/08/2022	500,017	0.1
400,000	(3)	DNB Bank ASA, 0.410%, 07/08/2022	399,771	0.0
400,000	(3)	Mizuho Bank Ltd., 0.440%, 07/25/2022	399,574	0.0
250,000	(3)	Mizuho Bank Ltd., 0.460%, 08/10/2022	249,722	0.0
475,000	(3)	National Australia Bank Ltd., 0.400%, 08/08/2022	474,584	0.0
350,000	(3)	National Australia Bank Ltd., 0.420%, 08/15/2022	349,709	0.0
475,000	(3)	National Bank of Canada, 0.430%, 08/09/2022	474,613	0.0
475,000	(3)	Natixis SA, 0.440%, 06/17/2022	474,879	0.0
375,000	(3)	Natixis SA, 0.390%, 07/11/2022	374,811	0.0
425,000	(3)	Royal Bank of Canada, 0.420%, 08/16/2022	424,649	0.0
350,000	(3)	Starbird Funding Corp., 0.450%, 08/23/2022	349,440	0.0
475,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.370%, 04/01/2022	475,002	0.0
500,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.380%, 04/14/2022	500,009	0.1
400,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.430%, 07/28/2022	399,750	0.0
500,000	(3)	Svenska Handelsbanken AB, 0.420%, 07/29/2022	499,600	0.0
375,000	(3)	Toronto-Dominion Bank, 0.430%, 07/25/2022	374,842	0.0
500,000	(3)	Westpac Banking Corp., 0.410%, 08/02/2022	499,689	0.0

	Total Floating Rate Notes
	(Cost $12,217,761)		12,217,761	0.2

		Repurchase Agreements: 1.0%
12,254,766	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $12,254,863, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $12,499,861, due 04/25/22-12/20/71)	12,254,766	0.2
3,132,204	(3)	CF Secured LLC, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $3,132,229, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $3,194,848, due 04/05/22-03/01/52)	3,132,204	0.1
6,200,175	(3)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $6,200,231, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,324,253, due 04/19/22-02/15/52)	6,200,175	0.1
17,659,911	(3)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $17,660,056, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $18,013,109, due 04/05/22-04/01/52)	17,659,911	0.3
2,726,241	(3)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $2,726,262, collateralized by various U.S. Government Securities, 0.000%-2.250%, Market Value plus accrued interest $2,780,766, due 03/23/23-02/28/27)	2,726,241	0.1

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
3,696,762	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $3,696,795, collateralized by various U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $3,770,732, due 05/01/22-02/20/72)	$ 3,696,762	0.1
7,825,024	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $7,825,095, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,981,530, due 01/15/25-02/15/51)	7,825,024	0.1

	Total Repurchase Agreements
	(Cost $53,495,083)		53,495,083	1.0

		Certificates of Deposit: 0.1%
425,000	(3)	Bayeriche Landesbank of New York, 0.210%, 04/05/2022	424,992	0.0
400,000	(3)	Commonwealth Bank of Australia, 0.130%, 04/08/2022	399,984	0.0
475,000	(3)	Landesbank Baden-Wurttemberg, 0.170%, 04/12/2022	474,965	0.0
425,000	(3)	Landesbank Baden-Wurttemberg, 0.180%, 04/19/2022	424,944	0.0
475,000	(3)	Mitsubishi UFJ Trust and Banking Corp., 0.160%, 04/06/2022	474,985	0.1
275,000	(3)	Norinchukin Bank of New York, 0.220%, 04/12/2022	274,989	0.0
475,000	(3)	Oversea-Chinese Banking Corp. Ltd., 0.150%, 04/07/2022	474,982	0.0
475,000	(3)	Societe Generale, 0.170%, 04/18/2022	474,967	0.0
475,000	(3)	Svenska Handelsbanken AB, 0.160%, 04/20/2022	474,937	0.0

	Total Certificates of Deposit
	(Cost $3,899,745)		3,899,745	0.1

		Time Deposits: 0.1%
1,080,000	(3)	ANZ Bank, 0.310%, 04/01/2022	1,080,000	0.0
2,560,000	(3)	Barclays Bank PLC, 0.340%, 04/01/2022	2,560,000	0.1
1,290,000	(3)	CIBC, 0.300%, 04/01/2022	1,290,000	0.0
1,130,000	(3)	Royal Bank of Canada, 0.300%, 04/01/2022	1,130,000	0.0

	Total Time Deposits
	(Cost $6,060,000)		6,060,000	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.0%
152,667,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	152,667,000	2.9
2,400,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	2,400,000	0.1
1,247,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	1,247,000	0.0
	Total Mutual Funds
	(Cost $156,314,000)		156,314,000	3.0

	Total Short-Term Investments
	(Cost $240,928,359)		240,928,359	4.6

	Total Investments in Securities (Cost $4,732,788,789)		$5,340,067,856	101.7
	Liabilities in Excess of Other Assets		(90,599,203)	(1.7)
	Net Assets		$5,249,468,653	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$5,099,139,497	$–	$–	$5,099,139,497
Short-Term Investments	156,314,000	84,614,359	–	240,928,359
Total Investments, at fair value	$5,255,453,497	$84,614,359	$–	$5,340,067,856

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $4,744,374,903.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$700,924,876
Gross Unrealized Depreciation	(105,231,923)

Net Unrealized Appreciation	$595,692,953